Income Taxes - Schedule of Unused Tax Losses (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	¥ 1,207,254	¥ 1,183,701
Deductible temporary differences	713,810	427,373
Unused tax credits	29,422	26,993
Less than 5 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits	4,493	3,715
1st year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	1,083	114
2nd year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	2,571	1,278
3rd year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	584,870	2,375
4th year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	451,420	549,705
5th year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	5,374	469,391
After 5th year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	142,539	152,121
Unused tax credits	24,929	23,278
Indefinite
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	¥ 19,397	¥ 8,717